Note 32 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 23, 2017	May 16, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Revenue			$ 69,762		$ 61,992		$ 48,977
Royalties			(3,498)		(2,923)		(2,455)
Production costs			(36,180)		(32,086)		(30,019)
Depreciation			(3,763)		(3,491)		(3,322)
Management fee*				[1]		[1]
Other income			2,594		1,330		110
Other expenses			(195)		(55)
Administrative expenses			(5,911)		(7,263)		(7,622)
Cash settled share-based payment expense			(976)		(618)
Equity-settled share-based payment expense	$ (806)		(835)		(170)		(24)
Net Foreign exchange gain			(380)		(505)		2,850
Net finance cost			(31)		(176)
Profit before tax			20,587		18,802		7,960
Tax expense			(8,691)		(7,717)		(2,370)
Profit for the year			11,896		11,085		5,590
Current (excluding intercompany)			27,913		25,792
Non-current (excluding intercompany)			82,143		64,917
Additions other than through business combinations, property, plant and equipment			20,949		19,159
Intercompany balances			110,056		90,709
Current (excluding intercompany)			(15,602)		(9,832)
Non-current (excluding intercompany)			(25,243)		(21,560)
Intercompany balances			(40,845)		(31,392)
Share-based payment expenses					(788)
Net Foreign exchange gain			(380)		(505)		2,850
Margin call on hedge					(435)
Sale of Blanket Mine treasury		$ 3,202			3,202
Finance income			38		16		1
Finance expense			(69)		(192)		(536)
Corporate and other reconciling amounts [member]
Statement Line Items [Line Items]
Revenue
Royalties
Production costs
Depreciation
Management fee*				[1]		[1]
Other income			31		120		9
Other expenses
Administrative expenses			(3,613)		(4,690)		(5,802)
Cash settled share-based payment expense			(395)
Equity-settled share-based payment expense			(29)				(24)
Net Foreign exchange gain			(212)		22		431
Net finance cost			28
Profit before tax			(4,376)		(5,848)		3,767
Tax expense							522
Profit for the year			(4,376)		(5,848)		4,289
Current (excluding intercompany)					5,050
Non-current (excluding intercompany)					40
Additions other than through business combinations, property, plant and equipment
Current (excluding intercompany)					(313)
Non-current (excluding intercompany)
Share-based payment expenses					(340)
Net Foreign exchange gain			(212)		22		431
Margin call on hedge					(435)
Sale of Blanket Mine treasury
Finance income
Finance expense							(344)
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			(15,061)		(11,348)		(26,514)
Royalties
Production costs			15,324		11,180		13,110
Depreciation			309		289		279
Management fee*				[1]		[1]
Other income
Other expenses
Administrative expenses					674		7,183
Cash settled share-based payment expense
Equity-settled share-based payment expense
Net Foreign exchange gain
Net finance cost
Profit before tax			572		795		(5,942)
Tax expense
Profit for the year			572		795		(5,942)
Current (excluding intercompany)			(60)		(375)
Non-current (excluding intercompany)			(1,076)		(1,335)
Additions other than through business combinations, property, plant and equipment			(51)		123
Intercompany balances			(58,087)		(49,951)
Current (excluding intercompany)
Non-current (excluding intercompany)			293
Intercompany balances			58,087		49,951
Share-based payment expenses
Net Foreign exchange gain
Margin call on hedge
Sale of Blanket Mine treasury
Finance income
Finance expense
Corporate and other reconciling amounts, elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			(186)		(525)		9,497
Current (excluding intercompany)			4,839
Non-current (excluding intercompany)			40
Additions other than through business combinations, property, plant and equipment
Intercompany balances			50,066		42,871
Current (excluding intercompany)			(357)
Non-current (excluding intercompany)			(1,781)
Intercompany balances			(22,643)		(14,900)
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue			69,762		61,992		48,977
Royalties			(3,498)		(2,923)		(2,455)
Production costs			(36,753)		(33,081)		(30,955)
Depreciation			(4,019)		(3,733)		(3,559)
Management fee*			(3,960)	[1]	(3,960)	[1]	(4,140)
Other income			2,358		1,194		55
Other expenses					(55)
Administrative expenses			(40)		(128)		(118)
Cash settled share-based payment expense			(581)
Equity-settled share-based payment expense			(806)
Net Foreign exchange gain			(375)		2
Net finance cost			(69)		(191)
Profit before tax			22,019		21,977		7,615
Tax expense			(7,587)		(6,795)		(2,616)
Profit for the year			14,432		15,182		4,999
Current (excluding intercompany)			20,368		19,501
Non-current (excluding intercompany)			82,798		65,824
Additions other than through business combinations, property, plant and equipment			21,007		19,000
Current (excluding intercompany)			(13,969)		(8,801)
Non-current (excluding intercompany)			(23,041)		(21,043)
Share-based payment expenses					(342)
Net Foreign exchange gain			(375)		2
Margin call on hedge
Sale of Blanket Mine treasury					3,202
Finance income
Finance expense							(190)
Zimbabwean operations [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue
Intercompany balances
Intercompany balances			(2,720)		(2,184)
South African operations [member]
Statement Line Items [Line Items]
Revenue
Royalties
Production costs			(14,751)		(10,185)		(12,174)
Depreciation			(53)		(47)		(42)
Management fee*			3,960	[1]	3,960	[1]	4,140
Other income			205		16		46
Other expenses			(195)
Administrative expenses			(2,258)		(3,119)		(8,135)
Cash settled share-based payment expense
Equity-settled share-based payment expense
Net Foreign exchange gain			207		(529)		2,419
Net finance cost			10		15
Profit before tax			2,372		1,878		3,270
Tax expense			(1,104)		(922)		(276)
Profit for the year			1,268		956		2,994
Current (excluding intercompany)			2,766		1,616
Non-current (excluding intercompany)			381		388
Additions other than through business combinations, property, plant and equipment			(7)		36
Current (excluding intercompany)			(1,276)		(718)
Non-current (excluding intercompany)			(714)		(517)
Share-based payment expenses					(106)
Net Foreign exchange gain			207		(529)		2,419
Margin call on hedge
Sale of Blanket Mine treasury
Finance income							1
Finance expense							(2)
South African operations [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			15,247		11,873		17,017
Intercompany balances			8,021		7,080
Intercompany balances			$ (32,724)		$ (32,867)
Zambian operations [member]
Statement Line Items [Line Items]
Revenue
Royalties
Production costs
Depreciation
Management fee*
Other income
Administrative expenses							(750)
Equity-settled share-based payment expense
Net Foreign exchange gain
Profit before tax							(750)
Tax expense
Profit for the year							(750)
Net Foreign exchange gain
Finance income
Finance expense

[1]	Of the management fee $561 was receivable and payable at year end (2016: $641).